UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21528
The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)
4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)
A. HAAG SHERMAN
THE ENDOWMENT REGISTERED FUND, L.P.
4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-725-9456
Date of fiscal year end: 12/31/06
Date of reporting period: 03/31/06
Item 1. Schedule of Investments.

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2006 (unaudited)

		% of
	Fair	Partners’
	Value	Capital
Investments in Securities
United States
Registered Investment Companies
The Endowment Master Fund, L.P.	$70,960,144

Total Investments in Securities (Cost $60,569,429)	$70,960,144	100.10%

See accompanying notes to schedule of investments.

THE ENDOWMENT REGISTERED FUND, L.P.
(A Limited Partnership)
Notes to Schedule of Investments
March 31, 2006 (unaudited)
     1. VALUATION OF INVESTMENTS
The valuation of The Endowment Registered Fund, L.P.’s (the “Fund”) investment in The Endowment Master Fund, L.P. (the “Master Fund”) reflects the Fund’s interest of 16.77% in the net assets of the Master Fund at March 31, 2006. Valuation of securities held by the Master Fund is discussed in Note 2 of the Master Fund’s Notes to the Schedule of Investments, which are attached below.
     2. INVESTMENT SECURITIES TRANSACTIONS
The Fund records monthly its proportionate interest in the net investment income or loss and realized/unrealized gains and losses of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2006 (unaudited)

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Investments in Investment Funds
Limited Partnerships and Limited Liability Companies
British Virgin Islands
Real Estate (0.07% of Partners’ Capital)
Patron Capital, L.P. II		302,344

United States
Absolute Return (9.24% of Partners’ Capital)
Blackriver Global Multi-Strategy Leveraged Fund, LLC		9,795,696
Courage Special Situations Fund, (Class C, L.P.)		7,434,325
Harbert Convertible Arbitrage Fund, L.P.		8,377,538
M&M Arbitrage, LLC		5,801,178
OZ Asia Domestic Partners, L.P.		7,203,196
Silverback Partners, L.P.		481,551
Domestic Equity (14.60% of Partners’ Capital)
Bonanza Partners, L.P.		5,214,837
Caduceus Capital II, L.P.		8,066,074
Contrarian Capital Distressed Equity Fund, L.P.		5,224,427
Copper Arch Fund, L.P.		6,296,895
Criterion Institutional Partners, L.P.		2,251,469
GMO U.S. Aggressive Long/Short Fund (Onshore)		8,630,837
Leaf Investment Partners, L.P.		3,840,482
Sci-Tech Investment Partners, L.P.		1,094,852
Shumway Equity Fund, L.P.		6,265,407
The Raptor Global Fund, L.P.		8,909,620
Tiger Consumer Partners, L.P.		5,979,297
Enhanced Fixed Income (11.87% of Partners’ Capital)
Arx Global High Yield Securities Fund I L.P.		7,990,741
BDC Partners I, L.P.		14,401,160
Contrarian Capital Fund I, L.P.		7,713,395
Greylock Global Opportunity Fund, L.P.		7,582,465
Harbert Distressed Investment Fund, L.P.		8,903,157
Ore Hill, L.P.		3,630,991
International Equity (19.37% of Partners’ Capital)
Avenue Asia Equity Investments, L.P.		1,098,623
Boyer Allan Pacific Partners, L.P.		10,891,918
CCM International Small Cap Value Fund, L.P.		1,036,156
Gradient Europe Fund		6,116,057
Jetstream Global Institutional Fund, L.P.		2,549,559
L-R Global Fund Partners, L.P.		2,417,555
Monsoon India Inflection Fund		1,095,300
SR Global Fund — Asia Portfolio (Class B, L.P.)		2,347,634
SR Global Fund — Europe Portfolio (Class A, L.P.)		6,973,570
SR Global Fund — International Portfolio (Class C, L.P.)		10,467,681
SR Global Fund — Emerging Markets Portfolio (Class G, L.P.)		9,831,869
SR Phoenicia Fund — Phoenicia (Class A, L.P.)		1,993,571
Steel Partners Japan, L.P.		7,851,894
Taiyo Fund, L.P.		2,773,434
The Explorador Fund, L.P.		5,817,806
Torrey Pines Fund, LLC		8,692,542
Natural Resources (6.84% of Partners’ Capital)
BP Capital Energy Equity Fund Master II, L.P.		4,190,555
Ospraie Special Opportunities (Offshore) Ltd		2,542,106
Southport Energy Plus Partners, L.P.		2,334,141
The Ospraie Fund L.P.		8,796,178
Tocqueville Gold Partners, L.P.		269,760
Treaty Oak Partners, L.P.		10,792,980
See accompanying notes to schedule of investments.

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Opportunistic Equity (8.80% of Partners’ Capital)
AQR Absolute Return Institutional Fund, L.P.		5,802,923
Global Undervalued Securities Fund		10,885,906
GMO Mean Reversion Fund (Onshore)		9,872,591
Maverick Fund USA, Ltd.		6,522,764
Pantera Global Macro Fund, L.P.		1,907,800
Prism Partners QP, L.P.		2,241,846
Private Equity (7.20% of Partners’ Capital)
BDCM Opportunity Fund II, L.P.		180,762
Brazos Equity Fund II, L.P.		541,528
Cap Royalty Partners L.P.		164,336
Cogene Biotech Ventures II, L.P.		18,628
Crosslink Crossover Fund IV, L.P.		5,304,421
PIPE Equity Partners LLC		8,392,778
Private Equity Investors, L.P.		764,133
Protégé Partners, L.P.		4,778,760
Q Investments		8,485,919
Sanderling Venture VI Co-Investment Fund, L.P.		255,681
Sanderling Venture VI, L.P.		218,276
Sterling Capital Partners II, L.P.		404,193
Sterling Group Partners II, L.P.		280,305
Venture Capital Fund of America		715,839
Real Estate (5.26% of Parnter’s Capital)
Aslan Realty Partners III, LLC		496,475
Clarion CRA Hedge Fund, L.P.		2,409,662
Clarion Global Fund, L.P.		1,102,480
Mercury Special Situations Fund		5,198,267
MONY/Transwestern Realty Partners II		888,188
NL Ventures V, L.P.		3,000,000
Security Capital, L.P.		5,616,153
Wells Street Partners, LLC		3,561,196

Total United States		352,284,633

Total Limited Partnerships and Limited Liability Companies (Cost $284,291,804)		352,284,633	83.25%

Passive Foreign Investment Corporations
Republic of Mauritius
International Equity (0.87% of Partners’ Capital)
Boyer Allan India Fund, Inc.	24,201	3,700,301

Total Republic of Mauritius		3,700,301

United States
International Equity (1.27% of Partners’ Capital)
India Capital Fund Ltd. A2 Shares	2,396	5,359,204

Total United States		5,359,204

Total Passive Foreign Investment Corporations (Cost $5,000,000)		9,059,505	2.14%

Bermuda Exempted Mutual Fund Company
Private Equity (0.95% of Partners’ Capital)
Highland CDO Opportunity Fund		4,015,640

Total Bermuda Exempted Mutual Fund Company (Cost $4,000,000)		4,015,640	0.95%
See accompanying notes to schedule of investments.

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Cayman Company Limited by Shares
United States
Absolute Return (2.08% of Partners’ Capital)
Overseas CAP Partners, Inc.	7,205	8,785,523

Total Cayman Company Limited by Shares (Cost $7,537,413)		8,785,523	2.08%

Total Investments in Investment Funds (Cost $300,829,217)		374,145,301

Investments in Securities
Registered Investment Companies
United States
Enhanced Fixed Income (1.92% of Partners’ Capital)
GMO Global Bond Fund	4,348	4,311,298
Wasatch Hoisington US Treasury Fund	281,205	3,830,029
International Equity (1.54% of Partners’ Capital)
GMO Emerging Markets Fund III	224,401	6,522,680
Natural Resources (3.35% of Partners’ Capital)
State Street Research Global Resources Fund	194,127	14,171,326

Total United States		28,835,333

Total Registered Investment Companies (Cost $19,819,934)		28,835,333	6.81%

Closed End Funds
United States
Financial (0.67% of Partners’ Capital)
Aberdeen Asia-Pacific Income Fund, Inc.	8,200	48,708
Blackrock Broad Investment Grade 2009 Term Trust	12,500	188,750
Blackrock Income Opportunity Trust	47,400	502,440
Ishares Trust	6,750	711,045
MFS Government Markets Income Trust	85,700	546,766
Morgan Stanley Government Income Trust	60,200	518,924
Putnam Premier Income Trust	52,171	318,765

Total United States		2,835,398

Total Closed End Funds (Cost $2,990,798)		2,835,398	0.67%

Fixed Income
United States
Treasuries (0.64% of Partners’ Capital)
Treasury Inflation Protected Securities, 1.875%, 7/15/13	275,000	288,321
Treasury Inflation Protected Securities, 2.00%, 7/15/14	150,000	153,900
Treasury Inflation Protected Securities, 1.875%, 7/15/15	300,101	288,613
Treasury Inflation Protected Securities, 3.625%, 4/15/28	250,000	376,823
United States Treasury Bonds, 5.250%, 2/15/29	765,000	785,500
United States Treasury Notes, 4.125%, 5/15/15	860,000	812,666

Agencies (0.96% of Partners’ Capital)
Federal Home Loan Mortgage Corp., Pool E74790, 5.00%, 2/1/14	74,849	73,266
Federal Home Loan Mortgage Corp., Pool E75753, 5.50%, 3/1/14	35,971	35,813
Federal Home Loan Mortgage Corp., Series 2750, Class OB, 4.00%, 7/15/15	201,000	196,046
Federal Home Loan Mortgage Corp., Pool E92286, 5.00%, 11/1/17	20,374	19,913
Federal Home Loan Mortgage Corp., Pool E95383, 5.00%, 2/1/18	81,313	79,471
Federal Home Loan Mortgage Corp., Pool E94694, 5.50%, 2/1/18	15,545	15,449
Federal Home Loan Mortgage Corp., Pool B10507, 4.50%, 10/1/18	38,031	36,375
Federal Home Loan Mortgage Corp., Pool B14009, 5.00%, 5/1/19	75,706	73,912
Federal Home Loan Mortgage Corp, Pool C77936, 5.50%, 2/01/33	57,792	56,559
Federal Home Loan Mortgage Corp., Pool A10760, 5.50%, 6/1/33	13,006	12,724
See accompanying notes to schedule of investments.

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Fixed Income, continued
United States, continued
Agencies, continued
Federal Home Loan Mortgage Corp., Pool 80749, 5.13%, 10/20/33	425,431	428,460
Federal Home Loan Mortgage Corp., Pool A16536, 5.50%, 12/1/33	55,760	54,550
Federal Home Loan Mortgage Corp., Pool C01812, 5.50%, 4/1/34	311,304	304,548
Federal National Mortgage Association, Pool 380839, 6.12%, 11/1/08	296,722	299,540
Federal National Mortgage Association, Pool 254188, 5.50%, 1/1/09	124,505	124,228
Federal National Mortgage Association, Pool 545210, 5.92%, 10/1/11	227,699	231,903
Federal National Mortgage Association, Pool 730353, 4.50%, 7/1/18	31,322	30,010
Federal National Mortgage Association, Pool 767658, 5.00%, 2/1/19	155,648	152,168
Federal National Mortgage Association, Pool 415971, 6.00%, 11/1/28	44,340	44,449
Federal National Mortgage Association, Pool 699436, 7.50%, 2/1/33	14,012	14,445
Federal National Mortgage Association, Pool 689659, 6.00%, 3/1/33	34,014	34,032
Federal National Mortgage Association, Pool 698979, 5.50%, 4/1/33	101,761	99,572
Federal National Mortgage Association, Pool 555528, 6.00%, 4/1/33	22,260	22,281
Federal National Mortgage Association, Pool 723874, 5.50%, 7/1/33	26,308	25,731
Federal National Mortgage Association, Pool 767299, 5.50%, 1/1/34	83,183	81,359
Federal National Mortgage Association, Pool 777737, 5.00%, 5/1/34	136,934	130,595
Federal National Mortgage Association, Pool 778316, 5.50%, 6/1/34	369,180	360,895
Federal National Mortgage Association, Pool 783382, 6.00%, 8/1/34	121,356	121,407
Government National Mortgage Association, Pool 451883, 6.00%, 7/15/28	58,723	59,516
Government National Mortgage Association, Series 2004-78, Class C, 4.658%, 4/16/29	250,000	238,084
Government National Mortgage Association, Pool 488259, 6.50%, 8/15/29	22,231	23,084
Government National Mortgage Association, Pool 501012, 6.50%, 4/15/31	2,987	3,097
Government National Mortgage Association, Pool 603650, 6.00%, 4/15/33	12,387	12,541
Government National Mortgage Association, Pool 621822, 5.50%, 12/15/33	30,854	30,573
Government National Mortgage Association, Pool 562508, 5.50%, 2/15/34	90,454	89,629
Government National Mortgage Association, Pool 628111, 5.50%, 5/15/34	234,063	231,928
New Valley Generation II, Series 2001, 5.572%, 5/1/20	44,163	43,461
Overseas Private Investment Corp., 3.74%, 4/15/15	161,601	152,115

Asset-Backed Securities (1.72% of Partners’ Capital)
Alesco Preferred Funding LTD, Series 5A, Class C3, 6.31%, 12/23/34	200,000	198,625
American Business Financial Services, Series 2002-2, 6.68%, 7/15/33	300,000	300,935
Bank of America Mortgage Securities, Series 2004-8, Class 2B1, 6.00%, 10/25/34	236,579	231,185
Bank of America Mortgage Securities, Series 2005-5, 5.50%, 6/25/35	416,742	407,116
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class 4A4, 5.74%, 6/25/32	49,128	48,943
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1, 5.11%, 4/25/33	135,996	134,691
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 3A1, 5.37%, 4/25/33	141,508	140,786
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class 3B2, 4.49%, 12/25/34	196,026	185,367
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2A2B, 4.84%, 4/25/35	210,324	204,540
Countrywide Alternative Loan Trust, Series 2004-33, Class 2B1, 5.29%, 12/25/34	223,933	217,775
Countrywide Alternative Loan Trust, Series 2005-19CB, Class A4, 5.50%, 6/25/35	218,826	213,529
Countrywide Home Loans, Series 2003-3, Class M6, 6.73%, 7/25/32	100,000	101,471
Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	141,905	137,042
CSFB Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	180,000	179,523
CSFB Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 11/25/34	154,075	152,102
CSFB Mortgage Securities Corp., Series 2005-5, Class 4A2, 6.25%, 7/25/35	156,031	154,080
CSFB Mortgage Securities Corp., Series 2005-11, Class 7A2, 6.00%, 12/25/35	288,137	286,670
Diversified REIT Trust, Series 1999-1A, Class D, 6.78%, 3/18/11	135,000	137,913
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0.00%, 9/1/18	32,729	27,224
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	309,736	303,472
First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 5.25%, 6/25/30	303,356	302,329
GSR Mortgage Loan Trust, Series 2004-11, Class B2, 4.61%, 9/25/34	297,687	288,198
GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.00%, 6/25/35	296,052	282,078
GSR Mortgage Loan Trust, Series 2005-9F, Class 6A2, 6.50%, 1/25/36	336,461	338,783
Harborview Mortgage Loan Trust, Series, 2004-7, Class 3A2, 4.77%, 11/19/34	198,979	192,632
Impac Secured Assets Corp., Series 2002-3, Class M2, 6.55%, 8/25/32	175,000	175,582
JP Morgan Mortgage Trust, Series 2004-A1, Class 3A2, 5.04%, 02/25/34	228,238	216,187
JP Morgan Mortgage Trust, Series 2004-A3, Class 3A2, 5.00%, 07/25/34	165,973	161,823
Master Seasoned Securities Trust, Series 2004-1, Class 15B2, 6.25%, 8/25/17	250,457	248,972
See accompanying notes to schedule of investments.

			% of
	Shares/	Fair	Partners’
	Par Value*	Value	Capital
Fixed Income, continued
United States, continued
Asset-Backed Securities, continued
Option One Mortgage Loan Trust, Series 2005-1, Class M6, 4.50%, 2/25/35	250,000	252,866
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	129,410	125,269
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	160,185	161,664
Structured Asset Securities Corp., Series 2003-4, Class A6, 5.00%, 2/25/33	131,868	129,511
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	78,724	74,186
Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class A1, 4.50%, 11/25/33	174,707	165,207
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2, 4.641%, 11/25/34	199,144	187,647
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A3, 3.54%, 9/25/34	200,000	198,196

Corporates
Consumer (0.01% of Partners’ Capital)
General Motors Acceptance Corp., 6.125%, 1/22/08	50,000	47,546
Finance (0.07% of Partners’ Capital)
JP Morgan Chase & Co., 5.15%, 10/1/15	300,000	287,079

Total United States		14,348,296

Total Fixed Income (Cost $14,658,578)		14,348,296	3.40%

Total Investments in Securities (Cost $37,469,310)		46,019,027

Options
United States
Index (0.13% of Partners’ Capital)
Ishares MSCI Emerging Markets Index	206,546	571,224

Total Options (cost $928,218)		571,224	0.13%

Total Investments (Cost $339,226,745)		420,735,552	99.43%

* Shares or par value is listed for each investment if it is applicable for that investment type.

CMO -	Collateralized Mortgage Obligation
PO -	Principal Only
REIT -	Real Estate Investment Trust
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Schedule of Investments
March 31, 2006 (unaudited)
     1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of business, The Endowment Master Fund, L.P. (the “Fund”) invests in a variety of investment vehicles, including but not limited to, limited partnerships and limited liability companies (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.
     2. VALUATION OF INVESTMENTS
The valuation of the Fund’s investments is determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is generally calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with Endowment Advisers, L.P., the adviser to the Fund (the “Adviser”). The valuation procedures of the Fund’s underlying investments are reviewed by a committee approved by the Fund’s board of directors (the “Board”) that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.
Investments are valued as follows:
- INVESTMENT FUNDS - Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in Investment Funds are carried at estimated fair value as determined by the Fund’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

- SECURITIES LISTED ON A SECURITIES EXCHANGE - In general, the Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.
- SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES - Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination, if available, through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.
- OPTIONS - Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “asked” prices for such options on the date of determination.
SECURITIES NOT ACTIVELY TRADED - The value of securities, derivatives, or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or a combination of these procedures.
- OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.
     3. INVESTMENT SECURITIES TRANSACTIONS
The Fund records security transactions on a trade-date basis.
Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.
Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.
Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

Item 2. Controls and Procedures.
(a)	The registrant’s co-principal executive officers and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Endowment Registered Fund, L.P.

By	(Signature and Title)*	/s/ John A. Blaisdell

John A. Blaisdell Co-Principal Executive Officer

Date	05/26/06

By	(Signature and Title)*	/s/ Andrew B. Linbeck

Andrew B. Linbeck Co-Principal Executive Officer

Date	05/26/06

By	(Signature and Title)*	/s/ A. Haag Sherman

A. Haag Sherman Co-Principal Executive Officer

Date	05/26/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ John A. Blaisdell

John A. Blaisdell Co-Principal Executive Officer

Date	05/26/06

By	(Signature and Title)*	/s/ Andrew B. Linbeck

Andrew B. Linbeck Co-Principal Executive Officer

Date	05/26/06

By	(Signature and Title)*	/s/ A. Haag Sherman

A. Haag Sherman Co-Principal Executive Officer

Date	05/26/06

By	(Signature and Title)*	/s/ John E. Price

John E. Price Principal Financial Officer

Date	05/26/06

* Print the name and title of each signing officer under his or her signature.